WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 95.3%
COMMUNICATION SERVICES - 10.9%
Diversified Telecommunication Services - 2.7%
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	$333,113
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	223,454
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	254,129
AT&T Inc., Senior Notes	4.500%	3/9/48	422,000	347,495
AT&T Inc., Senior Notes	3.300%	2/1/52	190,000	130,196
AT&T Inc., Senior Notes	3.500%	9/15/53	180,000	123,721
AT&T Inc., Senior Notes	3.800%	12/1/57	150,000	105,446
AT&T Inc., Senior Notes	3.500%	2/1/61	260,000	173,108
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,550,000	1,876,706
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	140,000	148,011
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	218,000	208,992
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,100,128
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	100,000	70,378

Total Diversified Telecommunication Services				5,094,877

Entertainment - 2.6%
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,400,000	2,723,205
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	2,830,000	2,220,310	(a)

Total Entertainment				4,943,515

Media - 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	910,000	721,175
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	172,971
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	120,000	77,518
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	380,485
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	446,742
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	110,000	91,992

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.250%	4/1/53	250,000	$195,714
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	120,000	72,050
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	330,000	256,783
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	2,733,231
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	250,000	200,169	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	810,000	745,423
Paramount Global, Senior Notes	5.250%	4/1/44	80,000	61,988
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	3/15/23	1,170,000	1,170,900
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	370,000	415,982
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	354,786
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	331,135
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	19,240
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	168,586

Total Media				8,616,870

Wireless Telecommunication Services - 1.0%
Sprint LLC, Senior Notes	7.875%	9/15/23	120,000	121,229
Sprint LLC, Senior Notes	7.125%	6/15/24	230,000	233,105
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	442,107
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	100,000	85,071
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	100,000	69,659
T-Mobile USA Inc., Senior Notes	4.500%	4/15/50	330,000	274,073
T-Mobile USA Inc., Senior Notes	3.400%	10/15/52	360,000	245,222
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	320,000	296,092
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	20,000	15,723

Total Wireless Telecommunication Services				1,782,281

TOTAL COMMUNICATION SERVICES				20,437,543

CONSUMER DISCRETIONARY - 5.1%
Automobiles - 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	470,000	356,837
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	630,000	549,025
General Motors Co., Senior Notes	6.125%	10/1/25	300,000	303,344

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	$289,977
General Motors Co., Senior Notes	6.750%	4/1/46	580,000	572,512

Total Automobiles				2,071,695

Hotels, Restaurants & Leisure - 2.1%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	740,000	647,424	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	320,000	313,353
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	246,450
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	337,605
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	590,000	490,296	(a)
Sands China Ltd., Senior Notes	5.625%	8/8/25	690,000	669,450
Sands China Ltd., Senior Notes	5.900%	8/8/28	200,000	189,522
Sands China Ltd., Senior Notes	4.875%	6/18/30	220,000	192,119
Sands China Ltd., Senior Notes	3.750%	8/8/31	510,000	403,335
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	370,000	325,964	(a)

Total Hotels, Restaurants & Leisure				3,815,518

Household Durables - 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	290,000	284,139
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	300,000	221,349
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	310,000	262,934

Total Household Durables				768,422

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	362,563
Amazon.com Inc., Senior Notes	3.950%	4/13/52	520,000	437,052

Total Internet & Direct Marketing Retail				799,615

Specialty Retail - 1.1%
Home Depot Inc., Senior Notes	3.900%	12/6/28	930,000	890,401
Home Depot Inc., Senior Notes	3.300%	4/15/40	100,000	79,733
Home Depot Inc., Senior Notes	3.350%	4/15/50	80,000	59,419
Home Depot Inc., Senior Notes	3.625%	4/15/52	420,000	321,917
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	170,000	154,511	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	300,000	250,964	(a)
Lowe’s Cos. Inc., Senior Notes	4.250%	4/1/52	440,000	346,829

Total Specialty Retail				2,103,774

TOTAL CONSUMER DISCRETIONARY				9,559,024

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 3.2%
Beverages - 1.0%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,730,000	$1,531,140
Coca-Cola Co., Senior Notes	4.125%	3/25/40	290,000	258,369
Coca-Cola Co., Senior Notes	4.200%	3/25/50	160,000	147,746

Total Beverages				1,937,255

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000	145,443
Mars Inc., Senior Notes	3.200%	4/1/30	220,000	198,342	(a)

Total Food Products				343,785

Tobacco - 2.0%
Altria Group Inc., Senior Notes	3.800%	2/14/24	290,000	285,201
Altria Group Inc., Senior Notes	4.400%	2/14/26	500,000	489,607
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,360,000	1,305,505
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	53,687
Imperial Brands Finance PLC, Senior Notes	6.125%	7/27/27	510,000	514,508	(a)
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	525,045
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	509,312

Total Tobacco				3,682,865

TOTAL CONSUMER STAPLES				5,963,905

ENERGY - 13.0%
Energy Equipment & Services - 0.4%
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	823,056

Oil, Gas & Consumable Fuels - 12.6%
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	77,650
Apache Corp., Senior Notes	5.100%	9/1/40	60,000	49,432
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	129,884
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	513,303
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	40,000	33,357	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	50,000	41,007	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	360,000	288,920
Chevron USA Inc., Senior Notes	5.250%	11/15/43	240,000	241,286
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	1,692,535
Continental Resources Inc., Senior Notes	4.500%	4/15/23	510,000	509,182
Continental Resources Inc., Senior Notes	2.268%	11/15/26	130,000	113,356	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	398,675
Continental Resources Inc., Senior Notes	2.875%	4/1/32	180,000	136,211	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	140,000	104,917
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	250,000	234,446
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	564,074
Devon Energy Corp., Senior Notes	4.500%	1/15/30	116,000	108,030
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	18,468

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	$178,168
Diamondback Energy Inc., Senior Notes	6.250%	3/15/53	370,000	364,212
Ecopetrol SA, Senior Notes	5.875%	5/28/45	404,000	266,816
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	330,000	305,663	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	880,000	784,520	(b)(c)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	510,000	506,581
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	595,077
Energy Transfer LP, Senior Notes	5.250%	4/15/29	20,000	19,527
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	20,405
Energy Transfer LP, Senior Notes	5.800%	6/15/38	60,000	56,463
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	324,544
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	230,000	156,240
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	210,000	154,338
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	700,000	586,250	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	370,000	356,069
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	220,000	197,895
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	820,000	645,013	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	240,000	180,087	(a)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	1,002,428
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	512,832
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	710,000	771,958
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	10,000	7,683
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	330,000	302,194	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	542,874
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	160,000	120,376
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	698,018
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	460,000	338,176
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,500,000	1,671,474
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	90,000	77,436
Targa Resources Corp., Senior Notes	4.950%	4/15/52	260,000	208,252
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	760,000	806,123

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	180,000	$187,941
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	230,000	200,420
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	9,640
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	860,000	741,100
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	23,291
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,560,000	1,483,669
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	890,000	826,276
Western Midstream Operating LP, Senior Notes	4.300%	2/1/30	140,000	124,171
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	120,000	101,454
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	430,000	351,619
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,114,764
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	68,103
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	176,024
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	70,000	47,871

Total Oil, Gas & Consumable Fuels				23,468,768

TOTAL ENERGY				24,291,824

FINANCIALS - 32.6%
Banks - 18.4%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	187,700	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	378,314	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	196,849	(a)(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	590,000	585,575	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	880,000	882,200	(b)(c)

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	400,000	$398,800	(b)(c)
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,397,092
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	230,000	183,228	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	250,000	201,083	(c)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	690,000	648,064	(c)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	792,082
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	560,000	490,324	(c)
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,660,000	1,565,795	(b)(c)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	320,000	318,400	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	500,000	463,584	(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	1,513,244	(a)(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.250% to 8/15/26 then 3 mo. USD LIBOR + 4.517%)	6.250%	8/15/26	1,100,000	1,098,669	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,350,000	1,323,000	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	953,946
Citigroup Inc., Senior Notes	4.650%	7/23/48	780,000	700,899
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	620,000	539,460	(c)
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	477,389
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,990,000	1,863,451
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	695,464
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	251,960

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	550,000	$478,838	(a)(c)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,389,162	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	530,000	528,590	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	781,784	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	432,400	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	192,881
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	470,000	422,646	(c)
Intesa Sanpaolo SpA, Senior Notes	7.000%	11/21/25	290,000	296,357	(a)
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	152,359	(a)
Intesa Sanpaolo SpA, Subordinated Notes (4.198% to 6/1/31 then 1 year Treasury Constant Maturity Rate + 2.600%)	4.198%	6/1/32	200,000	150,856	(a)(c)
Intesa Sanpaolo SpA, Subordinated Notes (4.950% to 6/1/41 then 1 year Treasury Constant Maturity Rate + 2.750%)	4.950%	6/1/42	430,000	288,422	(a)(c)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	700,000	699,811	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	1,644,312
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	758,998
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	220,000	212,728	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	620,000	613,662	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	470,000	463,716	(b)(c)
NatWest Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	839,748

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
NatWest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	200,000	$187,715	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	820,000	821,672
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	613,798
SVB Financial Group, Senior Notes (4.570% to 4/29/32 then SOFR + 1.967%)	4.570%	4/29/33	800,000	722,912	(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,610,000	1,518,885	(a)(c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	320,000	297,074	(c)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	600,000	520,591	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	350,000	322,746	(c)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	344,810
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	455,333
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	170,000	142,912

Total Banks				34,402,290

Capital Markets - 7.6%
Charles Schwab Corp., Junior Subordinated
Notes (4.000% to 12/1/30 then 10 year Treasury
Constant Maturity Rate + 3.079%)	4.000%	12/1/30	500,000	423,325	(b)(c)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	223,679
CI Financial Corp., Senior Notes	4.100%	6/15/51	250,000	150,348
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	766,049
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,660,000	1,147,722	(a)(b)(c)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	730,000	662,402	(a)(b)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	400,000	317,517	(a)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	70,000	72,054
Goldman Sachs Group Inc., Senior Notes	5.700%	11/1/24	600,000	603,806
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	2,732,273
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	630,000	502,682	(c)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	1,670,000	$1,550,700	(c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	64,989
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	390,000	368,563
Intercontinental Exchange Inc., Senior Notes	5.200%	6/15/62	400,000	393,523
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,143,418	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	110,000	99,456	(a)
KKR Group Finance Co. X LLC, Senior Notes	3.250%	12/15/51	160,000	101,770	(a)
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	154,034
Morgan Stanley, Senior Notes (1.928% to 4/28/31 then SOFR + 1.020%)	1.928%	4/28/32	900,000	687,900	(c)
Morgan Stanley, Subordinated Notes	4.350%	9/8/26	500,000	481,075
Morgan Stanley, Subordinated Notes (5.297% to 4/20/32 then SOFR + 2.620%)	5.297%	4/20/37	190,000	177,192	(c)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	160,000	156,449	(c)
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	120,000	115,294
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	137,007
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	920,000	917,868	(a)(b)(c)

Total Capital Markets				14,151,095

Consumer Finance - 0.5%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	510,000	495,626	(c)
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	476,962

Total Consumer Finance				972,588

Diversified Financial Services - 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	530,000	526,454
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	570,000	485,893
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	530,000	388,565
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	157,339	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	230,000	201,448	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	330,013	(a)

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	6.288%	12/21/65	800,000	$550,000	(a)(c)
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	6.538%	12/21/65	100,000	71,396	(a)(c)

Total Diversified Financial Services				2,711,108

Insurance - 3.8%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	170,391	(a)(b)(c)
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	71,426
Americo Life Inc., Senior Notes	3.450%	4/15/31	120,000	91,763	(a)
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	220,000	155,398
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	357,578	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	895,918	(a)
Marsh & McLennan Cos. Inc., Senior Notes	2.900%	12/15/51	170,000	112,365
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	130,000	94,773	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	366,273	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	1,000,000	1,004,895
MetLife Inc., Junior Subordinated Notes	9.250%	4/8/38	159,000	192,262	(a)
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	700,510	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	117,884	(a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	180,000	127,626	(a)
Prudential Financial Inc., Junior Subordinated Notes (5 year Treasury Constant Maturity Rate + 2.848%)	6.750%	3/1/53	270,000	271,602	(c)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,166,012	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	609,249	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	330,000	236,732	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	447,297

Total Insurance				7,189,954

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	550,000	$437,325	(a)
Blackstone Holdings Finance Co. LLC, Senior Notes	6.200%	4/22/33	700,000	719,117	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				1,156,442

Thrifts & Mortgage Finance - 0.2%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	230,000	198,707	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	220,000	162,844	(a)

Total Thrifts & Mortgage Finance				361,551

TOTAL FINANCIALS				60,945,028

HEALTH CARE - 10.7%
Biotechnology - 2.0%
AbbVie Inc., Senior Notes	3.200%	11/21/29	370,000	327,397
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,160,000	979,489
Amgen Inc., Senior Notes	5.250%	3/2/33	1,160,000	1,152,379	(d)
Amgen Inc., Senior Notes	5.650%	3/2/53	460,000	456,540	(d)
Amgen Inc., Senior Notes	5.750%	3/2/63	160,000	157,915	(d)
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	102,654
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	441,410
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	90,428

Total Biotechnology				3,708,212

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	200,000	196,851
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	910,000	808,525
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	450,000	396,070

Total Health Care Equipment & Supplies				1,401,446

Health Care Providers & Services - 6.8%
Centene Corp., Senior Notes	4.250%	12/15/27	160,000	147,992
Centene Corp., Senior Notes	4.625%	12/15/29	560,000	512,704
Centene Corp., Senior Notes	3.375%	2/15/30	790,000	667,435
Centene Corp., Senior Notes	3.000%	10/15/30	120,000	98,159
Cigna Corp., Senior Notes	4.125%	11/15/25	540,000	525,379
Cigna Corp., Senior Notes	4.800%	8/15/38	540,000	498,046

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Cigna Corp., Senior Notes	3.200%	3/15/40	220,000	$164,888
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	50,679
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,430,380
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,539,739
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	1,872,625
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	488,321
CVS Health Corp., Senior Notes	5.050%	3/25/48	930,000	835,396
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	123,376
Elevance Health Inc., Senior Notes	5.350%	10/15/25	500,000	500,664
Elevance Health Inc., Senior Notes	4.375%	12/1/47	230,000	195,936
HCA Inc., Senior Notes	4.125%	6/15/29	340,000	309,758
HCA Inc., Senior Notes	5.125%	6/15/39	170,000	151,471
HCA Inc., Senior Notes	5.500%	6/15/47	350,000	315,282
HCA Inc., Senior Notes	5.250%	6/15/49	530,000	457,904
Humana Inc., Senior Notes	4.800%	3/15/47	360,000	316,822
Inova Health System Foundation, Senior Notes	4.068%	5/15/52	140,000	118,076
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	120,000	83,556
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	270,000	221,093
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	250,000	241,770
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	540,000	512,558
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	220,000	179,931
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	207,000

Total Health Care Providers & Services				12,766,940

Pharmaceuticals - 1.2%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	56,193	(a)
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	682,352
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	202,711
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,180,450
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	36,122

Total Pharmaceuticals				2,157,828

TOTAL HEALTH CARE				20,034,426

INDUSTRIALS - 8.5%
Aerospace & Defense - 3.3%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	820,000	817,314	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	640,000	594,341	(a)
Boeing Co., Senior Notes	3.100%	5/1/26	1,740,000	1,620,835
Boeing Co., Senior Notes	3.250%	2/1/28	580,000	525,513
Boeing Co., Senior Notes	5.705%	5/1/40	330,000	314,717

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	5.805%	5/1/50	220,000	$209,528
Hexcel Corp., Senior Notes	4.200%	2/15/27	1,000,000	944,071
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	292,764
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	430,000	408,555
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	47,720
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	189,317
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	180,000	163,640

Total Aerospace & Defense				6,128,315

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	775,037

Airlines - 1.5%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	170,000	165,629	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	170,000	161,856	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	800,022
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	230,000	197,497
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	420,000	428,873	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	358,000	347,925	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	199,626	(a)
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	290,000	286,085
United Airlines Pass-Through Trust	4.875%	1/15/26	231,520	224,634

Total Airlines				2,812,147

Building Products - 0.1%
Carrier Global Corp., Senior Notes	3.577%	4/5/50	160,000	115,447

Commercial Services & Supplies - 0.2%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	180,000	123,795
Washington University, Senior Notes	3.524%	4/15/54	150,000	119,218
Washington University, Senior Notes	4.349%	4/15/2122	170,000	138,740

Total Commercial Services & Supplies				381,753

Industrial Conglomerates - 0.4%
General Electric Co., Senior Notes	6.875%	1/10/39	143,000	161,103
Honeywell International Inc., Senior Notes	5.000%	2/15/33	540,000	546,079

Total Industrial Conglomerates				707,182

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	341,281

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Professional Services - 0.4%
Equifax Inc., Senior Notes	2.350%	9/15/31	970,000	$765,233

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	394,809
Union Pacific Corp., Senior Notes	3.750%	2/5/70	30,000	21,917

Total Road & Rail				416,726

Trading Companies & Distributors - 1.8%
Air Lease Corp., Senior Notes	1.875%	8/15/26	1,000,000	873,407
Air Lease Corp., Senior Notes	5.850%	12/15/27	480,000	478,137
Air Lease Corp., Senior Notes	4.625%	10/1/28	500,000	467,376
Aircastle Ltd., Senior Notes	5.250%	8/11/25	1,000,000	975,780	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	250,000	246,873	(a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	319,597	(a)

Total Trading Companies & Distributors				3,361,170

TOTAL INDUSTRIALS				15,804,291

INFORMATION TECHNOLOGY - 3.4%
Electronic Equipment, Instruments & Components - 0.3%
TD SYNNEX Corp., Senior Notes	1.250%	8/9/24	600,000	561,736

IT Services - 0.3%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	200,000	182,552
Kyndryl Holdings Inc., Senior Notes	4.100%	10/15/41	450,000	304,101
S&P Global Inc., Senior Notes	3.250%	12/1/49	110,000	80,861

Total IT Services				567,514

Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Inc., Senior Notes	4.150%	11/15/30	178,000	160,392
Broadcom Inc., Senior Notes	4.300%	11/15/32	580,000	514,554
Broadcom Inc., Senior Notes	3.187%	11/15/36	22,000	15,942	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	239,000	208,042	(a)
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	205,882
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	17,345
Intel Corp., Senior Notes	4.950%	3/25/60	100,000	87,752
Intel Corp., Senior Notes	3.200%	8/12/61	180,000	112,827
Micron Technology Inc., Senior Notes	2.703%	4/15/32	210,000	159,464
Micron Technology Inc., Senior Notes	3.366%	11/1/41	40,000	26,790
NVIDIA Corp., Senior Notes	3.500%	4/1/40	100,000	82,329
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	232,835
NVIDIA Corp., Senior Notes	3.700%	4/1/60	120,000	91,724
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	61,288

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Texas Instruments Inc., Senior Notes	4.600%	2/15/28	380,000	$377,569
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	430,000	380,676

Total Semiconductors & Semiconductor Equipment				2,735,411

Software - 1.2%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	1,415,151
Oracle Corp., Senior Notes	3.950%	3/25/51	490,000	352,354
Oracle Corp., Senior Notes	4.100%	3/25/61	580,000	403,815

Total Software				2,171,320

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	200,000	223,696
Dell International LLC/EMC Corp., Senior Notes	8.350%	7/15/46	60,000	68,180

Total Technology Hardware, Storage & Peripherals				291,876

TOTAL INFORMATION TECHNOLOGY				6,327,857

MATERIALS - 1.7%
Chemicals - 0.4%
Celanese US Holdings LLC, Senior Notes	5.900%	7/5/24	480,000	479,637
Ecolab Inc., Senior Notes	4.800%	3/24/30	130,000	128,565
OCP SA, Senior Notes	3.750%	6/23/31	200,000	160,980	(a)

Total Chemicals				769,182

Metals & Mining - 1.3%
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	330,000	321,516
ArcelorMittal SA, Senior Notes	6.550%	11/29/27	240,000	246,287
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	400,000	375,640	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	330,000	298,417
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	590,000	560,470	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	550,000	518,192

Total Metals & Mining				2,320,522

TOTAL MATERIALS				3,089,704

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	190,000	170,191
Extra Space Storage LP, Senior Notes	3.900%	4/1/29	110,000	99,870
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	470,000	414,019
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000	503,147
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	943,547

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
WEA Finance LLC/Westfield UK & Europe
Finance PLC, Senior Notes	3.750%	9/17/24	300,000	$286,222	(a)
Welltower Inc., Senior Notes	4.125%	3/15/29	510,000	470,773

TOTAL REAL ESTATE				2,887,769

UTILITIES - 4.7%
Electric Utilities - 4.7%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000	1,063,662
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	472,601
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	200,000	132,922	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	671,660
Edison International, Junior Subordinated Notes (5.000% to 3/15/27 then 5 year Treasury Constant Maturity Rate + 3.901%)	5.000%	12/15/26	160,000	138,187	(b)(c)
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	230,000	209,951	(b)(c)
Enel Finance International NV, Senior Notes	6.800%	10/14/25	200,000	205,162	(a)
Exelon Corp., Senior Notes	4.050%	4/15/30	190,000	174,367
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	480,000	448,270
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,040,000	3,412,856
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	170,000	163,177	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	240,000	222,651
Ohio Edison Co., Senior Notes	5.500%	1/15/33	140,000	140,094	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	130,000	101,436
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	30,000	20,338
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	310,000	245,310
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	480,000	382,325
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000	671,242

TOTAL UTILITIES				8,876,211

TOTAL CORPORATE BONDS & NOTES (Cost - $191,163,258)				178,217,582

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 0.9%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	11,447		$3,579
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	182,200		52,255
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	2,141,885		827,303	(a)

Total Argentina					883,137

Mexico - 0.2%
Mexican Bonos, Senior Notes	8.500%	11/18/38	8,780,000	MXN	448,307

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	410,000		390,702	(a)

TOTAL SOVEREIGN BONDS (Cost - $2,003,386)					1,722,146

MUNICIPAL BONDS - 0.8%
California - 0.4%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	500,000		536,310	(a)
Regents of the University of California Medical Center Pooled Revenue, Series Q	4.563%	5/15/53	160,000		148,928

Total California					685,238

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000		227,542

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	530,000		559,142

TOTAL MUNICIPAL BONDS (Cost - $1,505,972)					1,471,922

SENIOR LOANS - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	8.385%	3/6/28	352,834		348,312	(c)(e)(f)

HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (1 mo. USD LIBOR + 1.750%)	6.375%	3/15/28	334,050		334,102	(c)(e)(f)

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 3.750%)	8.558%	10/20/27	266,000	$275,793	(c)(e)(f)

MATERIALS - 0.0%††
Paper & Forest Products - 0.0%††
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. USD LIBOR + 3.750%)	8.438%	4/20/28	88,650	87,209	(c)(e)(f)(g)

TOTAL SENIOR LOANS (Cost - $1,037,210)				1,045,416

CONVERTIBLE BONDS & NOTES - 0.4%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
DISH Network Corp., Senior Notes (Cost - $684,586)	2.375%	3/15/24	730,000	673,231

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
U.S. Government Obligations - 0.3%
U.S. Treasury Bonds (Cost - $515,182)	3.625%	2/15/53	530,000	504,742

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%) (Cost - $233,032)	8.054%		9,325	213,310	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $197,142,626)				183,848,349

SHORT-TERM INVESTMENTS - 1.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,698,352)	4.513%		2,698,352	2,698,352	(h)(i)

TOTAL INVESTMENTS - 99.7% (Cost - $199,840,978)				186,546,701
Other Assets in Excess of Liabilities - 0.3%				477,451

TOTAL NET ASSETS - 100.0%				$187,024,152

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	19

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Rate shown is one-day yield as of the end of the reporting period.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2023, the total market value of investments in Affiliated Companies was $2,698,352 and the cost was $2,698,352 (Note 2).

Abbreviation(s) used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At February 28, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	45	6/23	$9,188,312	$9,167,695	$(20,617)
U.S. Treasury 5-Year Notes	86	6/23	9,237,428	9,206,703	(30,725)
U.S. Treasury 10-Year Notes	30	6/23	3,350,723	3,349,688	(1,035)
U.S. Treasury Ultra 10-Year Notes	4	6/23	468,507	468,750	243
U.S. Treasury Ultra Long-Term Bonds	13	6/23	$1,770,372	$1,755,813	$(14,559)

					(66,693)

See Notes to Schedule of Investments.

20	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	28	6/23	3,523,146	3,506,125	17,021

Net unrealized depreciation on open futures contracts					$(49,672)

At February 28, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	1,463,000	USD	1,583,582	BNP Paribas SA	4/18/23	$(31,665)
JPY	125,721,910	USD	996,733	JPMorgan Chase & Co.	4/18/23	(66,906)

Total						$(98,571)

Abbreviation(s) used in this table:

EUR	— Euro
JPY	— Japanese Yen
USD	— United States Dollar

At February 28, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION1
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.39 Index	$1,940,000	12/20/27	5.000% quarterly	$(28,352)	$(30,555)	$2,203
Markit CDX.NA.IG.38 Index	3,960,000	6/20/27	1.000% quarterly	(48,511)	(26,862)	(21,649)

Total	$5,900,000			$(76,863)	$(57,417)	$(19,446)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report	21

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	February 28, 2023

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset Investment Grade Defined Opportunity Trust Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

23

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

24

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$178,217,582	—	$178,217,582
Sovereign Bonds	—	1,722,146	—	1,722,146
Municipal Bonds	—	1,471,922	—	1,471,922
Senior Loans:
Materials	—	—	$87,209	87,209
Other Senior Loans	—	958,207	—	958,207
Convertible Bonds & Notes	—	673,231	—	673,231
U.S. Government & Agency Obligations	—	504,742	—	504,742
Preferred Stocks	—	213,310	—	213,310

Total Long-Term Investments	—	183,761,140	87,209	183,848,349

Short-Term Investments†	$2,698,352	—	—	2,698,352

Total Investments	$2,698,352	$183,761,140	$87,209	$186,546,701

Other Financial Instruments:
Futures Contracts††	$17,264	—	—	$17,264
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	$2,203	—	2,203

Total Other Financial Instruments	$17,264	$2,203	—	$19,467

Total	$2,715,616	$183,763,343	$87,209	$186,566,168

25

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$66,936	—	—	$66,936
Forward Foreign Currency Contracts††	—	$98,571	—	98,571
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	21,649	—	21,649

Total	$66,936	$120,220	—	$187,156

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2023. The following transactions were effected in such company for the period ended February 28, 2023.

	Affiliate Value at November 30, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$838,034	$6,155,395	6,155,395	$4,295,077	4,295,077	—	$5,407	—	$2,698,352

26